Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases
Leases

Note 10 – Leases

The Company leases office and building space and equipment under operating lease agreements. The Company previously leased computer equipment under finance lease agreements that was disposed of in June 2022. The Company’s lease agreements have terms not exceeding five years. Certain leases contain options to extend that are assessed by management at the commencement of the lease and are included in the lease term if the Company is reasonably certain of exercising.

In July 2021, the Company commenced a lease for office space of approximately 284 square meters in Saint Julians, Malta over a 3-year lease term. The lease has an annual expense of €83,000 ($89,032 translated using the exchange rate in effect at March 31, 2023), increasing 4% annually. At lease inception, the Company determined it was not reasonably certain to exercise any of the options to extend. In October 2021, the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term (the “UCLA Lease”). The lease has an annual expense of $17,500, increasing 3% annually. At lease inception, the Company determined it was not reasonably certain to exercise any of the options to extend. On January 26, 2023, the Company agreed to terminate the UCLA lease and there are no further obligations going forward. The Company recognized a gain of $799,901 in gain on termination of lease in the unaudited condensed consolidated statement of operations.

The consolidated balance sheet allocation of assets and liabilities related to operating and finance leases is as follows:

	Condensed Consolidated Balance Sheet Caption	March 31, 2023 (unaudited)	June 30, 2022
Assets:
Operating lease assets	Operating lease right-of-use assets	$106,386	$164,288
Total lease assets		$106,386	$164,288
Liabilities:
Current:
Operating lease liabilities	Operating lease liability –- current	$99,188	$364,269

Long-term:
Operating lease liabilities	Operating lease liability –- non-current	18,073	669,286
Total lease liabilities		$117,261	$1,033,555

The operating lease expense for the three and nine months ended March 31, 2023 was $33,443 and $69,597, respectively. The operating lease expense for the three and nine months ended March 31, 2022 was $162,733 and $458,949, respectively. The finance lease expense for the three and nine months ended March 31, 2022 was $12,918 and $36,100, respectively. The rent expense for short-term leases was not material to the unaudited condensed consolidated financial statements.

Weighted average remaining lease terms and discount rates follow:

	March 31, 2023	June 30, 2022
Weighted Average Remaining Lease Term (Years):
Operating leases	1.50	3.87

Weighted Average Discount Rate:
Operating leases	8.00%	8.00%

The future minimum lease payments at March 31, 2023 follows:

Operating Lease
Remainder of fiscal 2023	$24,094
Fiscal 2024	100,126
Total lease payments	124,220
Less: imputed interest	(6,959)
Present value of lease liabilities	$117,261

Note 11 – Leases

The Company leases office and building space and equipment under operating lease agreements and equipment under finance lease agreements. The Company’s lease agreements have terms not exceeding five years. Certain leases contain options to extend that are assessed by management at the commencement of the lease and are included in the lease term if the Company is reasonably certain of exercising. In July 2021, the Company commenced a lease for office space of approximately 284 square meters in Saint Julians, Malta over a 3-year lease term. The lease has an annual expense of €83,000, increasing 4% annually. At lease inception, the Company determined it was not reasonably certain to exercise any of the options to extend. In October 2021, the Company commenced a lease for building space of approximately 3,200 square feet at the University of California in Los Angeles over a 5-year lease term. The lease has an annual expense of $17,500, increasing 3% annually. At lease inception, the Company determined it was not reasonably certain to exercise any of the options to extend.

In March 2022 the Company commenced a finance lease for computer equipment for one of its owned and operated game centers. The lease had annual payments of $40,103 including 8% interest. The lease term was approximately 2.5 years. In June 2020 the Company commenced a finance lease for computer equipment for one of its owned and operated game centers. The lease had annual payments of $50,702 including 8% interest. The lease term was approximately 2.5 years. These game center computer equipment finance leases were disposed of during June 2022.

The consolidated balance sheet allocation of assets and liabilities related to operating and finance leases is as follows:

	Consolidated Balance Sheet Caption	June 30, 2022	June 30, 2021
Assets:
Operating lease assets	Operating lease right-of-use assets	$164,288	$1,272,920
Finance lease assets	Equipment, net	-	114,540
Total lease assets		$164,288	$1,387,460
Liabilities:
Current:
Operating lease liabilities	Operating lease liability – current	$364,269	$414,215

Finance lease liabilities	Current portion of notes payable and other long-term debt	-	50,702

Long-term:
Operating lease liabilities	Operating lease liability – non-current	669,286	878,809

Finance lease liabilities	Notes payable and other long-term debt	-	63,161

Total lease liabilities		$1,033,555	$1,406,887

The Company recognized in asset impairment charges in the consolidated statements of operations, $1,416,807 for operating lease right-of-use assets for the Helix Game Center building rentals and $175,858 for the Helix computer equipment finance leases. The operating lease expense and finance lease expense, excluding asset impairment charges, for the year ended June 30, 2022 were $356,395 and $33,398, respectively. The outstanding lease liabilities for the Helix equipment and finance leases were assumed by the purchaser in the Helix transaction on June 10, 2022. The operating lease expense and finance lease expense for the year ended June 30, 2021 were $156,543 and $2,039, respectively. The rent expense for short-term leases was not material to the consolidated financial statements.

Weighted average remaining lease terms and discount rates follow:

	June 30, 2022	June 30, 2021
Weighted Average Remaining Lease Term (Years):
Operating leases	3.87	4.11
Finance leases	-	2.50

Weighted Average Discount Rate:
Operating leases	8.00%	6.82%
Finance leases	-%	8.00%

The future minimum lease payments at June 30, 2022 follow:

Operating Lease
Fiscal 2023	$364,269
Fiscal 2024	311,362
Fiscal 2025	221,167
Fiscal 2026	227,802
Fiscal 2027	57,368
Thereafter	-
Total lease payments	1,181,968
Less: imputed interest	(148,413)
Present value of lease liabilities	$1,033,555